FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) $ in Thousands, kr in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)
Non-derivatives:
Available-for-sale debt securities	$ 9,431		$ 12,753		$ 13,245
Equity securities	19,374		61,326		$ 73,929
Equity Securities pledged to creditors	9,006		43,775
Long-term debt	1,663,394		1,627,177
Derivatives:
Financial instruments at fair value, current portion	0		520
Interest rate/ currency swap contracts – long-term receivables	3,406		3,479
Long term receivables, non-designated swap contracts	0		2,900
Long term payables, non-designated swap contracts	13,500		1,900
Not Designated as Hedging Instrument
Derivatives:
Interest rate/ currency swap contracts – short-term payables	900		0
5.75% unsecured convertible bonds due 2021
Non-derivatives:
Long-term debt	212,200		212,200
4.875% unsecured convertible bonds due 2023
Non-derivatives:
Long-term debt	139,900		148,300
NOK500million senior unsecured floating rate bonds due 2020
Non-derivatives:
Long-term debt	0	kr 0.0	56,900	kr 500.0
NOK700 Million Senior Unsecured Bonds due 2024
Non-derivatives:
Long-term debt	81,000	695.0	79,700	700.0
NOK600 Million Senior Unsecured Bonds due 2025
Non-derivatives:
Long-term debt	62,900	kr 540.0	0	kr 0.0
Fair Value, Recurring | Carrying value
Non-derivatives:
Available-for-sale debt securities	9,431		12,753
Equity securities	10,367		17,551
Equity Securities pledged to creditors	9,007		43,775
Derivatives:
Financial instruments at fair value, current portion	0		520
Interest rate/ currency swap contracts – long-term receivables	3,406		3,479
Interest rate/ currency swap contracts – short-term payables	1,572		6,067
Interest rate/ currency swap contracts – long-term payables	32,712		20,579
Fair Value, Recurring | Fair value
Non-derivatives:
Available-for-sale debt securities	9,431		12,753
Equity securities	10,367		17,551
Equity Securities pledged to creditors	9,007		43,775
Derivatives:
Financial instruments at fair value, current portion	0		520
Interest rate/ currency swap contracts – long-term receivables	3,406		3,479
Interest rate/ currency swap contracts – short-term payables	1,572		6,067
Interest rate/ currency swap contracts – long-term payables	32,712		20,579
Fair Value, Recurring | 5.75% unsecured convertible bonds due 2021 | Carrying value
Non-derivatives:
Long-term debt	212,230		212,230
Fair Value, Recurring | 5.75% unsecured convertible bonds due 2021 | Fair value
Non-derivatives:
Long-term debt	199,496		227,025
Fair Value, Recurring | 4.875% unsecured convertible bonds due 2023 | Carrying value
Non-derivatives:
Long-term debt	139,900		148,300
Fair Value, Recurring | 4.875% unsecured convertible bonds due 2023 | Fair value
Non-derivatives:
Long-term debt	123,112		165,503
Fair Value, Recurring | NOK500million senior unsecured floating rate bonds due 2020 | Carrying value
Non-derivatives:
Long-term debt	0		56,910
Fair Value, Recurring | NOK500million senior unsecured floating rate bonds due 2020 | Fair value
Non-derivatives:
Long-term debt	0		58,191
Fair Value, Recurring | NOK700 Million Senior Unsecured Bonds Due 2023 | Carrying value
Non-derivatives:
Long-term debt	81,572		79,674
Fair Value, Recurring | NOK700 Million Senior Unsecured Bonds Due 2023 | Fair value
Non-derivatives:
Long-term debt	78,513		81,567
Fair Value, Recurring | NOK700 Million Senior Unsecured Bonds due 2024 | Carrying value
Non-derivatives:
Long-term debt	80,989		79,674
Fair Value, Recurring | NOK700 Million Senior Unsecured Bonds due 2024 | Fair value
Non-derivatives:
Long-term debt	76,940		79,674
Fair Value, Recurring | NOK600 Million Senior Unsecured Bonds due 2025 | Carrying value
Non-derivatives:
Long-term debt	62,927		0
Fair Value, Recurring | NOK600 Million Senior Unsecured Bonds due 2025 | Fair value
Non-derivatives:
Long-term debt	$ 57,421		$ 0